CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Property, plant and equipment		$ 116.3	$ 99.3
Right-of-use assets		285.2	101.9
Collaboration prepaid leases		72.7	172.1
Other non-current assets	[1]	12.4	13.0
Total non-current assets		486.6	386.3
CURRENT ASSETS
Collaboration inventories, net		32.0	23.9
Trade receivables		13.1	6.4
Prepayments, other receivables and other assets	[2]	253.4	131.0
Time deposits		46.7	835.9
Cash and cash equivalents		901.9	286.7
Total current assets		1,247.1	1,283.9
TOTAL ASSETS		1,733.7	1,670.2
CURRENT LIABILITIES
Trade payables		83.0	38.6
Tax payable		19.2	20.7
Other payables and accruals		195.4	166.2
Lease liabilities		7.4	4.8
Contract liabilities		11.3	46.9
Collaboration interest-bearing advanced funding		319.1	0.0
Other current liabilities	[3]	1.0	0.5
Total current liabilities		636.4	277.7
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding		0.0	301.2
Lease liabilities long term		87.2	44.6
Other non-current liabilities	[3]	8.0	6.1
Total non-current liabilities		95.2	351.9
TOTAL LIABILITIES		731.6	629.6
COMMITMENTS AND CONTINGENCIES
EQUITY
Share capital		0.1	0.1
Reserves		1,002.0	1,040.5
Total equity		1,002.1	1,040.6
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 1,733.7	$ 1,670.2

[1]	Certain prior year amounts have been reclassified to combine advance payments for property, plant, and equipment, non-current time deposits, and intangible assets into other non-current assets for comparative purposes.
[2]	^ Certain prior year amounts have been reclassified to combine pledged deposits into prepayments, other receivables, and other assets for comparative purposes.
[3]	+ Prior year current and non-current government grants have been renamed to other current and non-current liabilities, respectively